Revenues (Tables)	3 Months Ended
Mar. 31, 2025
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three months ended, March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
	(U.S. $ in thousands)
Americas*
Systems	$16,541	$17,993
Consumables	34,181	35,542
Service	30,706	33,273
Total Americas	81,428	86,808

EMEA
Systems	10,022	9,723
Consumables	19,060	21,170
Service	7,613	7,580
Total EMEA	36,695	38,473

Asia Pacific
Systems	4,609	5,169
Consumables	9,382	9,599
Service	3,932	4,001
Total Asia Pacific	17,923	18,769

Total Revenues	$136,046	$144,050